JPMMT2026-ABS-15G

Exhibit 99.28

SellerLoanID	Customer Loan Number	Last Name	Note Date	Original Loan Amount	QM Status	ATR Status	Compliance Exceptions	Credit Exceptions	Property Valuation Exceptions	Initial Rating	Final Rating	Initial Credit Rating	Final Credit Rating	Initial Compliance Rating	Final Compliance Rating	Initial Property Valuation Rating	Final Property Valuation Rating	Initial Overall Grade(Moody's)	Final Overall Grade(Moody's)	Initial Credit Grade (Moody's)	Final Credit Grade (Moody's)	Initial Property Valuation Grade (Moody's)	Final Property Valuation Grade (Moody's)	Initial Compliance Grade (Moody's)	Final Compliance Grade (Moody's)	Initial Overall Grade (S&P)	Final Overall Grade (S&P)	Initial Credit Grade (S&P)	Final Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Final Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Compliance Grade (S&P)	Initial Overall Grade (Fitch)	Final Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Final Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Final Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Final Compliance Grade (Fitch)	Initial Overall Loan Grade (DBRS Morningstar)	Final Overall Loan Grade (DBRS Morningstar)	Initial Credit Grade (DBRS Morningstar)	Final Credit Grade (DBRS Morningstar)	Initial Property Valuation Grade (DBRS Morningstar)	Final Property Valuation Grade (DBRS Morningstar)	Initial Compliance Grade(DBRS Morningstar)	Final Compliance Grade(DBRS Morningstar)	Initial Overall Loan Grade (KBRA)	Final Overall Loan Grade (KBRA)	Initial Credit Grade (KBRA)	Final Credit Grade (KBRA)	Initial Property Valuation Grade (KBRA)	Final Property Valuation Grade (KBRA)	Initial Compliance Grade(KBRA)	Final Compliance Grade(KBRA)
XXXX	304694246	XXXX	XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Finding- The loan meets all applicable credit guidelines.		1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	304694226	XXXX	XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Finding- The loan meets all applicable credit guidelines.		1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	304694213	XXXX	XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Finding- The loan meets all applicable credit guidelines.		1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	304099191	XXXX	XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) State Testing - Late Fees Test- This loan failed the late fees test. The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located. The state regulation of New York allows for a maximum 2% late fee, the loan has a 5% late fee. The loan fails the late fees test by 3%. Response 1 (03/25/2024 2:02PM) The documentation provided is not sufficient to cure the finding. The Income documents do not address the late fee. Provide evidence the late fee has been modified. (Upheld)	(Clear) DTI - Exceeds Guidelines- The DTI exceeds Originator Guidelines. The income used at origination was $XXXX, the reviewed income was $XXXX, which increased the DTI to 64%, above the guideline maximum of 50%. Response 1 (03/25/2024 2:25PM) Documentation received is sufficient. (Resolved)		3	2	3	1	2	2	N/A	N/A	C	B	C	A	N/A	N/A	B	B	C	B	C	A	N/A	N/A	B	B	C	B	C	A	N/A	N/A	B	B	C	B	C	A	N/A	N/A	B	B	C	B	C	A	N/A	N/A	B	B